UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21229
Investment Company Act File Number
Eaton Vance Insured New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications
Item 1. Schedule of Investments

Eaton Vance Insured New Jersey Municipal Bond Fund	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 190.3%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 15.2%
$70	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$44,489
180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	99,740
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	96,528
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	983,502
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	428,034
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	428,458
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	496,771
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	188,650
1,705	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,181,020

		$3,947,192

Insured-Electric Utilities — 4.0%
$650	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	$480,747
750	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	552,907

		$1,033,654

Insured-General Obligations — 41.4%
$2,415	Bayonne, (FSA), 0.00%, 7/1/23	$1,044,898
560	Chesterfield Township School District, (AGC), 4.50%, 2/1/38	481,342
320	Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	323,933
340	Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	346,008
360	Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	367,186
382	Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	390,618
1,000	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	743,840
2,000	Hudson County Improvement Authority, (MBIA), 0.00%, 12/15/38	285,940
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	1,948,155
2,785	Jackson Township School District, (MBIA), 2.50%, 6/15/27	1,869,654
700	Lakewood Township, (AGC), 5.75%, 11/1/31	732,032
1,115	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,029,803
265	Nutley School District, (MBIA), 4.50%, 7/15/29	240,816
210	Nutley School District, (MBIA), 4.75%, 7/15/30	197,320
410	Nutley School District, (MBIA), 4.75%, 7/15/31	382,575
430	Nutley School District, (MBIA), 4.75%, 7/15/32	399,431

		$10,783,551

Insured-Hospital — 19.5%
$2,000	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	$1,738,700
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,845,810
1,175	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,065,948
210	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38	190,510
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	226,803

		$5,067,771

Insured-Lease Revenue/Certificates of Participation — 15.9%
$445	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$415,830

Principal Amount
(000’s omitted)	Security	Value

$265	Lafayette Yard Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	$190,527
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,205,687
1,000	New Jersey Economic Development Authority, (School Facilities), (AMBAC), 5.00%, 9/1/37	902,940
915	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/32	832,394
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	584,365

		$4,131,743

Insured-Pooled Loans — 9.2%
$2,820	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$2,397,028

		$2,397,028

Insured-Public Education — 16.2%
$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/32(1)	$1,854,499
725	New Jersey Educational Facilities Authority, (Montclair State University), (MBIA), 3.75%, 7/1/24	565,464
1,000	New Jersey Educational Facilities Authority, (Rowan University), (FSA), (FGIC), 3.00%, 7/1/27	700,920
645	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	587,646
740	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	524,172

		$4,232,701

Insured-Sewer Revenue — 7.1%
$1,175	Ocean County Utilities Authority, (MBIA), 5.25%, 1/1/26	$1,222,071
2,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	634,260

		$1,856,331

Insured-Special Tax Revenue — 11.5%
$1,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/21	$519,480
500	Garden State Preservation Trust, (FSA), 5.80%, 11/1/21	545,390
2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	767,429
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	332,707
8,940	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	328,456
1,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	130,492
3,015	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	240,567
1,900	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	140,448

		$3,004,969

Insured-Transportation — 33.8%
$435	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	$367,001
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	880,470
1,000	New Jersey Turnpike Authority, (BHAC), (FSA), 5.25%, 1/1/29	1,021,190
3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	3,671,283
1,250	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	1,172,562
2,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/34	1,681,960

		$8,794,466

Insured-Water and Sewer — 8.9%
$4,500	Middlesex County Improvements Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,731,285
1,320	Passaic Valley Sewerage Commissioners, (FGIC), (MBIA), 2.50%, 12/1/32	578,477

		$2,309,762

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue — 1.3%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$343,975

		$343,975

Transportation — 6.3%
$1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	$1,647,482

		$1,647,482

Total Tax-Exempt Investments — 190.3%
(identified cost $57,722,380)		$49,550,625

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (75.3)%		$(19,600,000)

Other Assets, Less Liabilities — (15.0)%		$(3,914,601)

Net Assets Applicable to Common Shares — 100.0%		$26,036,024

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

BHAC	- Berkshire Hathaway Assurance Corp.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. In addition, 13.2% of the Fund’s total investments at December 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 88.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 31.5% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

A summary of financial instruments at December 31, 2008 is as follows:
Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
r
JPMorgan Chase Co.	$762,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009 / September 14, 2039	$(287,817)
Merrill Lynch Capital Services, Inc.	1,250,000	4.682	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(472,250)
Morgan Stanley Capital Services, Inc.	925,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	(347,111)

					$(1,107,178)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,014,335

Gross unrealized appreciation	$200,372
Gross unrealized depreciation	(8,010,082)

Net unrealized depreciation	$(7,809,710)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	49,550,625	(1,107,178)
Level 3	Significant Unobservable Inputs	—	—

Total		$49,550,625	$(1,107,178)

*	Other financial instruments include interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured New Jersey Municipal Bond Fund

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	February 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	February 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2009